Off-Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.24	12.31.23
Agreed Credits	1,166,871,058	581,203,175
Documentary Export and Import Credits	132,663,267	43,207,572
Guarantees Granted	1,000,981,228	904,440,257
Liabilities for Foreign Trade Operations	80,409,381	43,301,952

Summary of Expected Losses
The expected credit loss related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	1,054,888	419,277
For Documentary Export and Import Credits	2,256,608	64,633
For Guarantees Granted	14,730,099	3,255,983
For Liabilities for Foreign Trade Operations	620,991	116,061

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	2,589,886	658,543
For Documentary Export and Import Credits	2,708,293	1,572,301
For Guarantees Granted	5,022,305	4,277,906

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.24	12.31.23
Other Preferred Guarantees Received	28,670,271	40,225,978
Other Guarantees Received	—	27,801,148

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.24	12.31.23
Values to be Debited	285,802,721	185,379,453
Values to be Credited	265,571,211	175,557,313
Values for Collection	1,588,997,510	1,239,948,262

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.24	12.31.23
Trust Funds	24,793,033	43,466,170
Securities Held in Escrow	47,523,085,445	40,642,409,535